UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2008

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.

Cookson Peirce Core Equity Fund
Schedule of Investments
August 31, 2007
(Unaudited)

		Shares	Value
COMMON STOCKS 99.56%
Aerospace & Defense 8.81%
Goodrich Corp.		11,500	$726,340
Precision Castparts Corp.		4,500	586,395
			1,312,735
Auto Components 3.84%
The Goodyear Tire & Rubber Co. (a)		20,700	572,562

Capital Markets 7.44%
Ameriprise Financial, Inc.		9,100	555,191
Franklin Resources, Inc.		4,200	553,434
			1,108,625
Chemicals 8.21%
Calgon Carbon Corporation (a)		53,000	707,550
The Lubrizol Corp.		8,100	514,998
			1,222,548
Communications Equipment 5.06%
Cisco Systems, Inc. (a)		23,600	753,312

Construction & Engineering 5.11%
Fluor Corporation		5,980	760,357

Construction Materials 3.83%
Martin Marietta Materials, Inc.		4,225	570,375

Containers & Packaging 1.85%
Crown Holdings, Inc. (a)		11,500	276,230

Energy Equipment & Services 5.16%
Cameron International Corp. (a)		9,400	768,638

Health Care Equipment & Supplies 4.90%
Gen-Probe Incorporated (a)		11,400	729,828

Health Care Providers & Services 4.98%
Express Scripts, Inc. (a)		13,550	741,862

Hotels Restaurants & Leisure 3.89%
MGM Mirage (a)		6,900	579,393

Household Products 4.41%
Energizer Holdings, Inc. (a)		6,200	656,766

Insurance 2.06%
Manulife Financial Corp.		7,880	306,138

Machinery 9.67%
Flowserve Corp.		9,710	693,391
SPX Corp.		8,300	747,415
			1,440,806
Medical Devices 7.90%
Intuitive Surgical, Inc. (a)		5,320	1,177,210

Metals & Mining 3.99%
Freeport-McMoRan Copper & Gold, Inc. - Class B		6,800	594,456

Oil & Gas 4.57%
Marathon Oil Corp.		12,620	680,092

Telephone Communications, Except Radiotelephone 3.88%
BT Group PLC - ADR		9,075	578,622
TOTAL COMMON STOCKS (Cost $12,653,350)			$14,830,555

SHORT TERM INVESTMENTS 0.40%
Investment Company 0.40%
The AIM STIT Liquid Assets Portfolio		59,644	$59,644
TOTAL SHORT TERM INVESTMENTS (Cost $59,644)			$59,644

Total Investments (Cost $12,712,994) 99.96%			$14,890,199
Other Assets in Excess of Liabilities 0.04%			5,622
TOTAL NET ASSETS 100.00%			$14,895,821

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a) Non Income Producing

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows*:

Cost of investments	$12,712,994
Gross unrealized appreciation	2,229,482
Gross unrealized depreciation	(52,277)
Net unrealized appreciation	$ 2,177,205

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date    November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date    November 9, 2007